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3/31/2003

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  March 31, 2002

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	April 30, 2003

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
ADOBE		     COM       00724F101   231      7480      SH        SOLE
AMERICAN INTL GROUP  COM       026874107   267      5398      SH        SOLE
AMGEN		     COM       031162100   217      3769      SH        SOLE
ANALOG DEVICES       COM       032654105   259      9433      SH        SOLE
BIOMET               COM       090613100   285      9301      SH        SOLE
CHIRON               COM       170040109   264      7052      SH        SOLE
CITIGROUP	     COM       172967101   288      8351      SH        SOLE
CONAGRA		     COM       205887102   257     12788      SH        SOLE
DENTSPLY	     COM       249030107   280      8049      SH        SOLE
FOREST LABS          COM       345838106   251      4647      SH        SOLE
GENERAL ELECTRIC     COM       369604103   219      8595      SH        SOLE
GUIDANT              COM       401698105   270      7469      SH        SOLE
HARLEY DAVIDSON      COM       412822108   292      7365      SH        SOLE
HEWLETT PACKARD      COM       428236103   168     10788      SH        SOLE
IDEC PHARMACEUTICAL  COM       449370105   276      8014      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   377      6517      SH        SOLE
LILY, ELI            COM       532457108   243      4253      SH        SOLE
LINEAR TECHNOLOGY    COM       535678106   402     13031      SH        SOLE
MAXIM                COM       57772K101   247      6839      SH        SOLE
MERCK & CO.	     COM       589331107   369      6734      SH        SOLE
MICROSOFT CORP.	     COM       594918104   344     14203      SH        SOLE
MICROCHIP            COM       595017104   230     11543      SH        SOLE
MYLAN LABS           COM       628530107   212      7369      SH        SOLE
PFIZER CORP.	     COM       717081103   349     11187      SH        SOLE
PROCTOR GAMBLE       COM       742718109   398      4473      SH        SOLE
SCHERING PLOUGH      COM       806605101   236     13263      SH        SOLE
ST. JUDE MEDICAL     COM       790849103   363      7439      SH        SOLE
SUNGUARD DATA        COM       867363103   290     13634      SH        SOLE
SYMANTEC             COM       871503108   262      6697      SH        SOLE
TRAVELERS PPTY B     COM       89420G406   178     12582      SH        SOLE
EXXON MOBIL CORP.    COM       30231G102   346      9909      SH        SOLE